Document and Entity Information	12 Months Ended
Jul. 04, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 03, 2013
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Central Index Key	0001039667
Amendment Flag	false
Document Creation Date	Jul. 03, 2013
Document Effective Date	Jul. 03, 2013
Prospectus Date	Jul. 04, 2013